Long-term investments	12 Months Ended
Dec. 31, 2018
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments
Long-term investments
Long-term investments consist of the following:

	2018	2017
Long-term investment in Atlantica carried at fair value (a)	$814,530	$—

Notes receivable from equity investees (e)	$101,416	$30,060

Other long-term investments
Equity-method investees
AAGES (b)	2,622	—
Red Lily I Wind Facility (c)	15,705	18,174
Amherst Island Wind Project (d)	7,655	8,921
Other	4,510	5,172
	$30,492	$32,267
Other investments	3,870	5,004
Other long-term investments	34,362	37,271
Less: current portion	(1,407)	—
	$32,955	$37,271

Dividend income of $41,079 (2017 - $1,167) and equity loss of $1,609 (2017 - income $2,742) are included in Interest, dividend, equity and other income on the consolidated statements of operations.

8.	Long-term investments (continued)

(a)	Investment in Atlantica
On March 9, 2018, APUC purchased from Abengoa S.A. (“Abengoa”) a 25% equity interest in Atlantica for a purchase price of $607,567, based on a price of $24.25 per ordinary share of Atlantica plus a contingent payment of up to $0.60 per-share payable two years after closing, subject to certain conditions. On November 27, 2018, APUC purchased from Abengoa an additional 16.5% equity interest in Atlantica for a purchase price of $345,000, based on a price of $20.90 per ordinary share of Atlantica comprised of a payment of approximately $305,000 drawn from the Company's credit facility for payment on closing and a holdback of $40,000 payable at a later date, subject to certain conditions. The Company transferred the Atlantica shares to AAGES (AY Holdings) B.V. (“AY Holdings”), a new entity controlled and consolidated by APUC. The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations. The difference between the purchase price and the value of the Atlantica shares based on the NASDAQ share price on the acquisition dates resulted in a combined immediate fair value loss of $139,864. A fair value gain of $1,907 was recorded for the period from acquisition to December 31, 2018 resulting in a net loss on fair value for the year of $137,957.
The Company also recorded dividend income of $$39,263 from the Atlantica shares during the period from acquisition to December 31, 2018.
On November 28, 2018, Abengoa-Algonquin Global Energy Solutions B.V. (“AAGES B.V.”) obtained a three year secured credit facility in the amount of $306,500 and subscribed to a preference share ownership interest in AY Holdings. The subscription proceeds were distributed by AY Holdings to the Company and used by the Company to repay the $305,000 drawn under the credit facility. The AAGES B.V. secured credit facility is collateralized through a pledge of the Atlantica shares held by AY Holdings. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of the Atlantica shares in which case the lenders would have the right to sell Atlantica stock to eliminate the collateral shortfall. APUC reflects the preference share ownership issued by AY Holdings as redeemable non-controlling interest (note 17).

(b)	Investment in AAGES
APUC and Abengoa created AAGES B.V., AAGES Development Canada Inc. and AAGES Development Spain (collectively, the “AAGES entities”) to identify, develop, and construct clean energy and water infrastructure assets with a global focus. Each partner initially contributed $5,000 to the AAGES entities. AAGES Development Canada Inc. and AAGES Development Spain are considered a VIE due to the level of equity at risk. The Company is not considered the primary beneficiary of AAGES Development Canada Inc. and AAGES Development Spain as the two partners have joint control and all decisions must be unanimous. As such, the Company is accounting for its investment in the joint ventures under the equity method. The AAGES entities contributed equity loss of $3,005 to the Company's consolidated financial results for the year ended December 31, 2018.
As of December 31, 2018, the Company’s maximum exposure to loss of $7,509 related to AAGES Development Canada Inc. and AAGES Development Spain is comprised of the carrying value of the equity method investment as well as the carrying value of the development loan and outstanding exposure related to credit support as described in note 8(e).

(c)	Red Lily I Wind Facility
The Red Lily I Wind Facility (the “Partnership”) is a 26.4 MW wind energy facility located in southeastern Saskatchewan. The Company owns a 75% equity interest in the Partnership.
Due to certain participating rights being held by the minority investor, the decisions which most significantly impact the economic performance of the Red Lily I Wind Facility require unanimous consent. As such, APUC is deemed, under U.S. GAAP, to not have control over the Partnership. As APUC exercises significant influence over operating and financial policies of the Red Lily I Wind Facility, the Company accounts for the Partnership using the equity method. The Red Lily I Wind Facility contributed equity income of $1,637 (2017 - $2,139) to the Company's consolidated financial results for the year ended December 31, 2018.

8.	Long-term investments (continued)
(d)Amherst Island Wind Project
APUC has a 50% interest in Windlectric Inc. (“Windlectric”) which owns a 74.1 MW wind generating facility (“Amherst Island Wind Facility”) in the Province of Ontario. Construction was completed during the second quarter of 2018 and sale of power under the power purchase agreement has started. Subsequent to year-end, the Company exercised its option to acquire the remaining common shares at a fixed price. The acquisition is subject to regulatory approval expected to be obtained in 2019.
Windlectric is considered a VIE due to the level of equity at risk. The Company is not considered the primary beneficiary of Windlectric as the two shareholders have joint control and all decisions must be unanimous. As such, the Company accounts for its investment in the joint venture under the equity method. The interest capitalized during the year ended December 31, 2018 to the investment while the Amherst Island Wind Facility was under construction amounts to $739 (2017 - $1,115).
As at December 31, 2018, the net book value of property, plant and equipment of the joint venture was $308,825 while the third-party construction debt was $190,910 (2017 - $106,628). Windlectric contributed equity loss of $1,714 (2017 - nil) to the Company's consolidated financial results for the year ended December 31, 2018.
As of December 31, 2018, the Company’s maximum exposure to loss of $192,052 is comprised of the carrying value of the equity method investment as well as the carrying value of the development loan and outstanding exposure related to credit support as described in note 8(e). Subsequent to year-end, the joint venture borrowed from the Company to repay in full the third-party construction debt.

(e)	Development loans receivable from equity investees
The Company entered into committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the equity investees' wind projects.
As at December 31, 2018, the Company has a loan and credit support facility with Windlectric of $96,477 (2017 - $30,060). The loan to Windlectric bears interest at an annual rate of 10% on outstanding principal amount and matures on December 31, 2019.
The letters of credit are charged an annual fee of 2% on their stated amount. As of December 31, 2018, the following credit support was outstanding on behalf of Windlectric: letters of credit and guarantees of obligations to the utilities under the power purchase agreement; a guarantee of the obligations under the wind turbine, transmission line, transformer, and other supply agreements; and, a guarantee of the obligations under the engineering, procurement, and construction management agreements. The value of the guarantee obligations is recognized under other long-term liabilities and as at December 31, 2018 is valued at $1,637 (2017 - $1,952) using a probability weighted discounted cash flow (level 3). The Company recognized interest income of $6,144 on the advances and credit support from the day Amherst Island Wind Facility achieved commercial operations to December 31, 2018.
As at December 31, 2018, the Company has a balance receivable from the AAGES entities of $4,940. As at December 31, 2018, the Company has issued $3,750 in letters of credit on behalf of AAGES. Subsequent to year-end, $1,750 was repaid under this credit support facility.
Following acquisition of control of Deerfield SponsorCo (note 8(f)(ii)), amounts advanced to the wind facility are eliminated on consolidation. The effects of foreign currency exchange rate fluctuations on these advances of a long-term investment nature are recorded in OCI from the date of acquisition.

8.	Long-term investments (continued)

(f)	Other transactions

i.	Wataynikaneyap Power Transmission Project
Subsequent to year-end, APUC acquired a 9.8% ownership interest in the Wataynikaneyap Power Transmission Project, a transmission project that involves the development, construction and operation of a 1,800 km transmission line in Northwestern Ontario.

ii.	Deerfield Wind Facility
The Company had a 50% equity interest in Deerfield Wind SponsorCo LLC (“Deerfield SponsorCo”), which indirectly owns a 149 MW construction-stage wind development project (“Deerfield Wind Project”) in the State of Michigan. On March 14, 2017, the Company acquired the remaining 50% interest in Deerfield SponsorCo and obtained control of the facility.
The Company accounted for the business combination using the acquisition method of accounting which requires that the fair value of assets acquired and liabilities assumed in the subsidiary be recognized on the consolidated balance sheet as of the acquisition date. It further requires that pre-existing relationships such as the existing development loan between the two parties (note 8(e)) and prior investments of business combinations achieved in stages also be remeasured at fair value. An income approach was used to value these items. A net gain of $nil was recorded on acquisition.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$(10,808)
Property, plant and equipment	328,371
Construction loan	(261,952)
Asset retirement obligation	(2,092)
Deferred revenue	(1,156)
Deferred tax liability	(1,470)
Net assets acquired	$50,893
Cash and cash equivalents	$3,107
Net assets acquired, net of cash and cash equivalents	$47,786

On May 10, 2017, tax equity funding of $166,595 was received.